Initial Public Offering	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Environmental Impact Acquisition Corp
INITIAL PUBLIC OFFERING
NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,700,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 2,700,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 20,700,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 2,700,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one redeemable warrant (“Public Warrant”).
Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 9).